Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions						12 Months Ended
	Aug. 19, 2021 $ / shares	Jun. 30, 2021 ¥ / shares	May 21, 2021 CNY (¥)	May 21, 2021 $ / shares	Aug. 19, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2021 $ / shares
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | ¥ / shares		¥ 0.077
Cash dividend received							¥ 662
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | $ / shares	$ 0.055			$ 0.09
Cash dividend received			¥ 168		¥ 103
Per share value | $ / shares								$ 1.82
Impairment Loss							¥ 3,217
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Investment property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rate of cash flow						10.00%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Development property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rate of cash flow						10.00%	10.00%
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | ¥ / shares						¥ 0.0488	¥ 0.0669
Cash dividend received						¥ 156	¥ 213
Per share value | ¥ / shares						¥ 3.93